SECURITY DEPOSITS	12 Months Ended
Dec. 31, 2012
SECURITY DEPOSITS
SECURITY DEPOSITS

10. SECURITY DEPOSITS

Security deposits were $67 thousand and $54 thousand at December 31, 2012 and 2011, respectively and are comprised of cash held in escrow that serves to guarantee certain obligations reflected in an employment contract and deposits issued to the landlords in Canada and the United States.